REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2022	$ 3,728
2023	3,728
2024	3,728
2025	3,728
2026 and thereafter	136,453
Estimated amortization expenses	$ 151,365